UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA TREASURY MONEY MARKET TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2007



[GRAPHIC OMITTED]
USAA EAGLE LOGO (R)



                      USAA TREASURY MONEY MARKET Trust(R)

                      3RD QUARTER Portfolio of Investments


                                February 28, 2007











                                                                      (Form N-Q)


48474-0407                                   (C)2007, USAA. All rights reserved.

                                                                               1
  P O R T F O L I O
======================---------------------------------------------------------
                         of INVESTMENTS (in thousands)


USAA TREASURY MONEY MARKET TRUST
FEBRUARY 28, 2007 (UNAUDITED)


  PRINCIPAL
   AMOUNT      SECURITY                                             VALUE

--------------------------------------------------------------------------------
               U.S. TREASURY BILLS (18.0%)(A)

$  3,000       4.86%, 3/01/2007                                       $    3,000
   3,000       4.88%, 3/08/2007                                            2,997
   3,000       4.91%, 3/15/2007                                            2,994
   5,000       4.89%, 3/22/2007                                            4,986
   5,000       4.82%, 3/29/2007                                            4,981
   5,000       4.82%, 4/05/2007                                            4,977
   5,000       4.92%, 4/12/2007                                            4,971
   5,000       4.94%, 4/19/2007                                            4,966
                                                                         -------
               Total U.S. Treasury Bills (cost: $33,872)                  33,872
                                                                         -------

               REPURCHASE AGREEMENTS (81.9%)(B)

   30,000      Bear Stearns & Co., Inc., 5.30%, acquired on 2/28/2007
                 and due 3/01/2007 at $30,000 (collateralized By $30,057 Government National Mortgage Assn. (c) , 5.00% - 8.50%,
                 due 5/15/2029 - 01/15/2037; market value $30,600)        30,000

   40,000      Credit Suisse First Boston Corp., 5.26%, acquired on
                 2/28/2007 and due 3/01/2007 at $40,000 (collateralized
                 by $39,655 of U.S. Treasury Notes(d) , 4.75 %, due
                 5/15/2014; market value $40,804)                         40,000

   44,671      Deutsche Bank Securities, 5.27%, acquired on 2/28/2007
                 and due 3/01/2007 at $44,671  (collateralized by
                 $26,136 of U.S. Treasury Bonds, 7.25%, due 5/15/2016;
                 $13,150 of U.S.Treasury Notes(d), 6.00%, due 8/15/2009;
                 combined market value $45,564)                           44,671

   40,000      UBS Securities LLC, 5.26%, acquired on 2/28/2007 and
                 due 3/01/2007 at $40,000 (collateralized by $40,475
                 of U.S. Treasury Notes(d), 4.75%, due 2/15/2010;
                 market value $40,803)                                    40,000
                                                                      ----------
               Total Repurchase Agreements (cost: $154,671)             154,671
                                                                      ----------

               TOTAL INVESTMENTS (COST: $188,543)                     $ 188,543
                                                                      ==========

2

N O T E S
====================-----------------------------------------------------------

                     to Portfolio of INVESTMENTS


USAA TREASURY MONEY MARKET TRUST
FEBRUARY 28, 2007 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost, which approximates market value.

3. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Trust's Board of Trustees.

B. As of February 28, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $188,811,000 at February 28, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

                                                                               3
N O T E S
====================-----------------------------------------------------------

                     to Portfolio of INVESTMENTS
                     (continued)


USAA TREASURY MONEY MARKET TRUST
FEBRUARY 28, 2007 (UNAUDITED)

SPECIFIC NOTES

     (a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

     (b) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

     (c) Mortage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

     (d) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    04/25/2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    04/30/2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    04/25/2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.